SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Significant Accounting Policies 1	$ 1,306,183
Significant Accounting Policies 2	8,959,699
Significant Accounting Policies 1		5,135,816
Significant Accounting Policies 2		1,100,000
Significant Accounting Policies 3		$ 600,000
Significant Accounting Policies 4		50.00%
Significant Accounting Policies 5		7,883,198
Significant Accounting Policies 6		96
Significant Accounting Policies 7		18